GUARANTEE LIABILITIES (Tables)	12 Months Ended
Mar. 31, 2021
Schedule of movement of guarantee liabilities

	March 31,	March 31,
	2020	2021
	RMB	RMB

Guarantee liabilities – stand ready	207,997	172
Guarantee liabilities – contingent (i)	702,952	2,269
	910,949	2,441

(i) Financial guarantees in the scope of ASC 460, Guarantees, are in the scope of CECL impairment model, and a contingent guarantee liability with an allowance for credit losses was recorded at the initial adoption and subsequently measured using CECL model.

Guarantee liabilities - stand ready
Schedule of movement of guarantee liabilities

			For the three	For the fiscal
	For the year ended		months ended	year ended
	December 31,		March 31,	March 31,
	2018	2019	2020	2021
	RMB	RMB	RMB	RMB

Beginning balance of the period	173,907	321,255	388,307	207,997
Changes on initial application of ASU 2016-13	—	—	(135,839)	—
Fair value of guarantee liabilities upon the inception of new guarantees	403,370	405,084	—	—
Guarantee liabilities settled	(257,953)	(398,167)	—	—
Losses from guarantee liabilities	1,931	362,597	—	—
Reclassified as liabilities held for sale (Note 3)	(174,828)	—	—	—
Net assets transferred (Note 3)	—	(302,462)	—	—
Guarantee income (i) (Note 18)	—	—	(44,471)	(207,825)
Ending balance of the period	146,427	388,307	207,997	172

Guarantee liabilities - contingent
Schedule of movement of guarantee liabilities

	For the three	For the fiscal
	months ended	year ended
	March 31,	March 31,
	2020	2021
	RMB	RMB

Beginning balance of the period	—	702,952
Changes on initial application of ASU 2016-13	224,834	—
Guarantee liabilities settled	(326,204)	(68,578)
Guarantee liabilities released to Webank (i)	—	(630,733)
Provision for credit losses	804,322	(1,372)
Ending balance of the period	702,952	2,269